Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 1,741
Other provisions, ending balance	1,536
Total
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,214
Additions	195
Amounts utilised	(346)
Unused amounts reversed	(141)
Exchange and other movements	11
Other provisions, ending balance	933
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	284
Additions	37
Amounts utilised	(113)
Unused amounts reversed	(33)
Exchange and other movements	(8)
Other provisions, ending balance	167
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	380
Additions	97
Amounts utilised	(145)
Unused amounts reversed	(45)
Exchange and other movements	(4)
Other provisions, ending balance	283
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	130
Additions	12
Amounts utilised	(24)
Unused amounts reversed	(24)
Exchange and other movements	6
Other provisions, ending balance	100
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	420
Additions	49
Amounts utilised	(64)
Unused amounts reversed	(39)
Exchange and other movements	17
Other provisions, ending balance	383
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	527
Net change in expected credit loss provision and other movements	76
Other provisions, ending balance	$ 603